Goodwill and Other Intangible Assets, Net - Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of acquisition-related intangibles	$ 193,097	$ 75,879	$ 34,693
Estimated annual amortization, 2019	189,896
Estimated annual amortization, 2020	185,510
Estimated annual amortization, 2021	181,698
Estimated annual amortization, 2022	181,586
Estimated annual amortization, 2023	$ 181,586